OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2023
Payables and Accruals [Abstract]
Other current liabilities	OTHER CURRENT LIABILITIES
Other current liabilities includes the following:

(in thousands of $)	June 30,	December 31,
	2023	2022
Accrued expenses	22,118	20,686
Deferred charter revenue	31,771	32,963
Other current liabilities	1,328	1,673
Provisions	727	247
Total other current liabilities	55,944	55,569